Lines of Credit	12 Months Ended
Dec. 31, 2011
Lines of Credit [Abstract]
LINES OF CREDIT

NOTE 7. LINES OF CREDIT

The Bancorp has established various lines of credit with financial institutions, allowing for maximum borrowings of $27,800,000 at rates determined by the lender when borrowed. At December 31, 2011 and 2010, the Bancorp had no outstanding balance on these lines of credit.